Related parties (Narrative) (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	61.0	59.2	60.5
Wages and salaries	$ 49,338,000	$ 55,325,000	$ 52,644,000
Pedro Aylwin [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Wages and salaries	336,000	390,000	417,000
Other long-term employee benefits	$ 225,000	$ 191,000	$ 130,000